UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Atsushi Kikkawa
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Atsushi Kikkawa                Tokyo, Japan                       5/14/2012
---------------------------------  ---------------------------------  ---------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $    1,104,198
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------

3M CO                        COM            88579Y101    1,204    13,500 SH       DEFINED                13,500      0    0
AMAZON COM INC               COM            023135106      405     2,000 SH       DEFINED                 2,000      0    0
APPLE INC                    COM            037833100    3,597     6,000 SH       DEFINED                 6,000      0    0
AT&T INC                     COM            00206R102      718    23,000 SH       DEFINED                23,000      0    0
AUTOMATIC DATA PROCESSING IN COM            053015103      773    14,000 SH       DEFINED                14,000      0    0
AUTOZONE INC                 COM            053332102    2,603     7,000 SH       DEFINED                 7,000      0    0
BECTON DICKINSON & CO        COM            075887109    2,166    27,900 SH       DEFINED                27,900      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105      792    15,000 SH       DEFINED                15,000      0    0
CHEVRON CORP NEW             COM            166764100    2,144    20,000 SH       DEFINED                20,000      0    0
CME GROUP INC                COM            12572Q105      347     1,200 SH       DEFINED                 1,200      0    0
COACH INC                    COM            189754104    2,009    26,000 SH       DEFINED                26,000      0    0
COCA COLA CO                 COM            191216100    2,154    29,100 SH       DEFINED                29,100      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A           192446102    1,231    16,000 SH       DEFINED                16,000      0    0
CONOCOPHILLIPS               COM            20825C104    1,140    15,000 SH       DEFINED                15,000      0    0
DISNEY WALT CO               COM DISNEY     254687106    1,401    32,000 SH       DEFINED                32,000      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109    1,455    27,500 SH       DEFINED                27,500      0    0
EATON CORP                   COM            278058102      847    17,000 SH       DEFINED                17,000      0    0
EMERSON ELEC CO              COM            291011104    1,513    29,000 SH       DEFINED                29,000      0    0
EXELON CORP                  COM            30161N101      745    19,000 SH       DEFINED                19,000      0    0
EXXON MOBIL CORP             COM            30231G102    2,298    26,500 SH       DEFINED                26,500      0    0
FRANKLIN RES INC             COM            354613101      930     7,500 SH       DEFINED                 7,500      0    0
GENERAL ELECTRIC CO          COM            369604103      622    31,000 SH       DEFINED                31,000      0    0
GENERAL MLS INC              COM            370334104    1,223    31,000 SH       DEFINED                31,000      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104    1,368    11,000 SH       DEFINED                11,000      0    0
GOODRICH CORP                COM            382388106    3,011    24,000 SH       DEFINED                24,000      0    0
GOOGLE INC                   CL A           38259P508      673     1,050 SH       DEFINED                 1,050      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    3,338    16,000 SH       DEFINED                16,000      0    0
INTUIT                       COM            461202103    2,406    40,000 SH       DEFINED                40,000      0    0
ISHARES INC                  MSCI BRAZIL    464286400   28,773   445,000 SH       SOLE                  445,000      0    0
ISHARES INC                  MSCI MALAYSIA  464286830   41,599 2,849,300 SH       SOLE                2,849,300      0    0
ISHARES INC                  MSCI THAILAND  464286624   48,652   668,400 SH       SOLE                  668,400      0    0
ISHARES TR                   INDO INVS MRKT 46429B309   43,671 1,411,500 SH       SOLE                1,411,500      0    0
ISHARES TR                   RUSSELL 1000   464287622   97,138 1,246,000 SH       SOLE                1,246,000      0    0
ISHARES TR                   S&P 500 INDEX  464287200   95,599   677,000 SH       SOLE                  677,000      0    0
JOHNSON & JOHNSON            COM            478160104    1,761    26,700 SH       DEFINED                26,700      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,839    40,000 SH       DEFINED                40,000      0    0
MASTERCARD INC               CL A           57636Q104    1,682     4,000 SH       DEFINED                 4,000      0    0
MCDONALDS CORP               COM            580135101      687     7,000 SH       DEFINED                 7,000      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    2,109    30,000 SH       DEFINED                30,000      0    0
MERCK & CO INC NEW           COM            58933Y105    1,536    40,000 SH       DEFINED                40,000      0    0
MICROSOFT CORP               COM            594918104      735    22,800 SH       DEFINED                22,800      0    0
NEWMONT MINING CORP          COM            651639106    1,025    20,000 SH       DEFINED                20,000      0    0
NIKE INC                     CL B           654106103    3,253    30,000 SH       DEFINED                30,000      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103      749    20,000 SH       DEFINED                20,000      0    0
NORFOLK SOUTHERN CORP        COM            655844108    1,975    30,000 SH       DEFINED                30,000      0    0
PEPSICO INC                  COM            713448108    1,460    22,000 SH       DEFINED                22,000      0    0
PHILIP MORRIS INTL INC       COM            718172109    1,834    20,700 SH       DEFINED                20,700      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   35,396   524,000 SH       SOLE                  524,000      0    0
PRAXAIR INC                  COM            74005P104      860     7,500 SH       DEFINED                 7,500      0    0
PROCTER & GAMBLE CO          COM            742718109    1,862    27,700 SH       DEFINED                27,700      0    0
QUALCOMM INC                 COM            747525103    2,450    36,000 SH       DEFINED                36,000      0    0
SCHLUMBERGER LTD             COM            806857108    1,573    22,500 SH       DEFINED                22,500      0    0
SELECT SECTOR SPDR TR        SBI INT-UTILS  81369Y886      701    20,000 SH       DEFINED                20,000      0    0
SPDR DOW JONES INDL AVRG ETF UT SER 1       78467X109  240,930 1,828,000 SH       SOLE                1,828,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  397,567 2,823,432 SH       SOLE                2,823,432      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102      733    13,000 SH       DEFINED                13,000      0    0
TRAVELERS COMPANIES INC      COM            89417E109    2,244    37,900 SH       DEFINED                37,900      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104      688    18,000 SH       DEFINED                18,000      0    0